SCHEDULE OF USEFUL LIFE OF INTANGIBLE ASSETS (Details)	12 Months Ended
Dec. 31, 2022
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Useful Life	5 years
Trade Names Trademarks Domain Names And Licenses [Member]
IfrsStatementLineItems [Line Items]
Useful Life	Indefinite